[GRAPHIC:  FAMILY]                           Nations LifeGoal
                                             Growth Portfolio

                                             Nations LifeGoal
                                             Balanced Growth
                                             Portfolio

                                             Nations LifeGoal
                                             Income and
                                             Growth Portfolio



NATIONS
LIFEGOAL PORTFOLIOS



SEMIANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 2001


                                   [NATIONS FUNDS LOGO]

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, LLC

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2001 was like no other in history. We are still shocked and saddened by the tragic events of September 11 -- the day when our nation faced multiple terrorist attacks resulting in the deaths of thousands of innocent men, women and children on American soil. We want to extend our thoughts and prayers to the thousands of people affected by this tragedy, and to those of you who lost loved ones on that day.

                           Since our national tragedy, our economy and financial markets, though shaken, stand firm. Not even an unprecedented four-day closing of the national stock exchanges -- the longest stock market disruption in nearly 70 years -- could bring our state-of-the-art financial system to its knees. And from this strong foundation we will press on. The Dow Jones Industrial Average(1), while shedding 1,370 points the week after reopening, has managed to recapture all but a few hundred points of that decline. Of course, reports measuring the full economic impact of the September 11 attacks have yet to be released. Therefore, we caution that the markets -- while seeming to discount weak economic and profit performance -- could still be tested in the weeks ahead.

                           Though uncertainty persists, we believe lower interest rates, tax cuts, government spending and lower energy prices will help spur economic growth. Consumers already seem to be returning to more normal spending patterns. The Federal Reserve (the Fed) has done its part to aid the economy by cutting interest rates eight times so far this year. And the Fed could push interest rates lower if economic weakness continues. Long-term interest rates have also dropped, which should cushion the mortgage and housing sectors against the rise in unemployment.

                           While there are a number of positives to focus on, recession is now the consensus expectation, with the timing of a recovery still uncertain. Prior to the attacks, many stocks within economically sensitive industries had already fallen to recessionary levels. The post-attack environment calls for a more severe slowdown, but the massive liquidity introduced by the Fed and additional fiscal stimulus measures planned by the U.S. Congress should induce a more robust rebound. The rebound could also be enhanced if oil prices continue to moderate as they have since September 11.

                           A HISTORICAL PERSPECTIVE
                           History has shown that the financial markets do not like negative surprises or uncertainty. A number of observers have drawn comparisons to the 1990-91 recession and the Gulf War. There are similarities between that period and today, including a weakening American economy prior to war and fears of a protracted Vietnam-style military involvement. Ten years ago, worries persisted that Iraq might use chemical or nuclear weapons against U.S. armed forces and that oil supplies might be severely jeopardized. In response, the Dow Jones Industrial Average dropped 21% between the peak prior to Iraq's invasion of Kuwait and its subsequent low.

                           While we anticipate a similar loss of confidence and consequent pullback in spending, we believe there are important differences between now and then. Policymakers today have much more flexibility in terms of responding to economic malaise. A decade ago, the nation faced large budget deficits and high inflation. In contrast, the U.S. currently has a budget surplus and low inflation. The economy a decade ago also faced a financial services industry weakened by a sharp drop in the real estate market and a near collapse of the savings and loan industry. We believe today's banking system is sound. Finally, oil prices doubled in 1990, from around $20 per barrel to $40 per barrel, as fears escalated over the security of oil supplies. In contrast, oil prices have actually declined since September 11 as OPEC, led by Saudi Arabia, has pledged to hold energy prices at moderate levels.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The index is unmanaged and unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe strongly that there are a compelling number of important, positive factors at work today that may augur well for equity investors. The combination of lower interest rates, constrained inflation, increasingly attractive aggregate stock market valuations and the possibility of a substantial fiscal stimulus may provide a favorable backdrop for longer-term equity returns.

                           On the fixed-income side, we believe the best values lie with higher-quality, intermediate-term bonds. In addition, we believe high-quality corporate bonds and mortgage-backed securities, such as Ginnie Maes, will continue to provide a safe haven during these uncertain times because they are backed by the full faith and credit of the U.S. government.

                           In our view, the U.S. economy possesses a tremendous amount of resilience that will pull it through the current crisis. When the economy recovers, we believe it will likely be stronger and healthier than it was immediately before the tragic events of September 11.

                           EVALUATE YOUR NEXT STEPS
                           So, where do we go from here? We encourage you to have a conversation with your investment professional to discuss how you can take advantage of the current market environment as it relates to your long-term investment goals. As a prudent investor, start by reassessing your objectives and circumstances. For example, do today's circumstances change your need for liquid assets? Or is your situation such that the opportunities for long-term gains appear more compelling?

                           We continue to believe that a well-diversified portfolio consisting of high-quality securities remains the best defensive strategy in an environment that is vulnerable to external factors. In our opinion, the proper approach today is to balance both value and growth prospects in establishing a portfolio that will navigate the uncertainty and challenges of the market over the next six months, whatever might transpire on the economic front.

                           OUR CONTINUED COMMITMENT TO YOU
                           At Nations Funds, we are committed to providing you with the tools and information to help you evaluate your investments, especially during uncertain times. We are continually updating our Web site to provide you with the information you need:

                                - Timely fund commentaries and economic updates

                                - Finding the right fit -- the importance of
                                  asset allocation

                                - Strategies for investing in uncertain times

                                - The value of an investment professional

                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you don't have an investment professional and would like us to put you in contact with one, just let us know. Or you may visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS
                                                  /s/ Robert H. Gordon
                                                  ROBERT H. GORDON
                                                  PRESIDENT
                                                  BANC OF AMERICA ADVISORS, LLC

                           September 30, 2001

                           P.S. Since September 30, 2001, the Federal Reserve Board has twice reduced the Federal Funds rate, which now stands at 2.00%. This is the lowest the rate has been in 40 years.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS

                                     Statements of net assets

                                       Nations LifeGoal Growth Portfolio                             3

                                       Nations LifeGoal Balanced Growth Portfolio                    4

                                       Nations LifeGoal Income and Growth Portfolio                  5

                                     Statements of operations                                        6

                                     Statements of changes in net assets                             7

                                     Schedules of capital stock activity                             8

                                     Financial highlights                                           12

                                     Notes to financial statements                                  18

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc. is a well-respected
                                INTERMEDIARY AND                       research firm that measures
                                SHAREHOLDER SERVICE                    customer service levels and
                                                                       establishes benchmarks in the
                                IN RECOGNITION OF ITS COMMITMENT TO    financial services industry.
                                PROVIDE INVESTMENT PROFESSIONALS
                                AND SHAREHOLDERS WITH THE HIGHEST
                                LEVEL OF SERVICE IN THE MUTUAL FUND
                                INDUSTRY, NATIONS FUNDS RECEIVED
                                BOTH THE DALBAR INTERMEDIARY
                                SERVICE AWARD AND MUTUAL FUND
                                SERVICE AWARD IN 2000.
                            ------------------------------------------------------------------------------

                     [This page intentionally left blank.]

NATIONS FUNDS
Nations LifeGoal Growth Portfolio
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                   VALUE
  SHARES                                           (000)
----------------------------------------------------------
             INVESTMENT COMPANY SECURITIES -- 9.9%
   398,662   Nations Emerging Markets Fund....    $  2,703
 1,015,975   Nations International Value
               Fund...........................      15,047
 1,306,184   Nations Marsico Focused Equities
               Fund...........................      17,868
   816,062   Nations MidCap Growth Fund.......       9,042
   728,241   Nations Small Company Fund.......       8,972
   405,025   Nations Strategic Growth Fund....       4,488
 3,069,793   Nations Value Fund...............      31,526
                                                  --------
             TOTAL INVESTMENTS
             (Cost $116,752*)..........   99.9%     89,646
                                                  --------
             OTHER ASSETS AND
               LIABILITIES (NET).......    0.1%
             Receivable for Fund shares
               sold...........................    $    238
             Payable for Fund shares
               redeemed.......................         (57)
             Investment advisory fee
               payable........................         (63)
             Shareholder servicing and
               distribution fees payable......         (66)
                                                  --------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)..............          52
                                                  --------
             NET ASSETS................  100.0%   $ 89,698
                                                  ========
             NET ASSETS CONSIST OF:
             Net investment loss..............    $   (138)
             Accumulated net realized loss on
               investments sold...............      (8,754)
             Net unrealized depreciation of
               investments....................     (27,106)
             Paid-in capital..................     125,696
                                                  --------
             NET ASSETS.......................    $ 89,698
                                                  ========

                                                   VALUE
                                                   (000)
----------------------------------------------------------
             PRIMARY A SHARES:
             Net asset value, offering and
               redemption price per share
               ($56,658,304 / 6,247,947 shares
               outstanding)...................       $9.07
                                                  ========
             PRIMARY B SHARES:
             Net asset value, offering and
               redemption price per share
               ($6,311 / 700 shares
               outstanding)...................       $9.02
                                                  ========
             INVESTOR A SHARES:
             Net asset value and redemption
               price per share
               ($11,522,217 / 1,271,004 shares
               outstanding)...................       $9.07
                                                  ========
             Maximum sales charge.............       5.75%
             Maximum offering price per
               share..........................       $9.62
             INVESTOR B SHARES:
             Net asset value and offering
               price per share+
               ($19,060,831 / 2,144,052 shares
               outstanding)...................       $8.89
                                                  ========
             INVESTOR C SHARES:
             Net asset value and offering
               price per share+
               ($2,450,844 / 277,144 shares
               outstanding)...................       $8.84
                                                  ========

---------------

* Federal Income Tax Information: Net unrealized depreciation of $27,106 on investment securities was comprised of gross appreciation of $0 and gross depreciation of $27,106 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $116,752.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LifeGoal Balanced Growth Portfolio
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                   VALUE
  SHARES                                           (000)
----------------------------------------------------------
             INVESTMENT COMPANY SECURITIES -- 99.8%
   958,853   International Bond Portfolio.....    $  9,799
 7,978,558   Nations Bond Fund................      78,828
 1,163,692   Nations High Yield Bond Fund.....       9,775
 1,332,871   Nations International Value
               Fund...........................      19,740
 1,456,559   Nations Marsico Focused Equities
               Fund...........................      19,612
   910,012   Nations MidCap Growth Fund.......      10,083
   812,080   Nations Small Company Fund.......      10,005
 3,912,234   Nations Value Fund...............      40,179
                                                  --------
             TOTAL INVESTMENTS
             (Cost $223,196*)..........   99.8%    198,021
                                                  --------
             OTHER ASSETS AND
               LIABILITIES (NET).......    0.2%
             Receivable for Fund shares
               sold...........................    $    194
             Dividends receivable.............         387
             Payable for Fund shares
               redeemed.......................         (17)
             Investment advisory fee
               payable........................        (134)
             Shareholder servicing and
               distribution fees payable......         (57)
             Distributions payable............         (15)
                                                  --------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)..............         358
                                                  --------
             NET ASSETS................  100.0%   $198,379
                                                  ========
             NET ASSETS CONSIST OF:
             Undistributed net investment
               income.........................    $    362
             Accumulated net realized loss on
               investments sold...............      (7,052)
             Net unrealized depreciation of
               investments....................     (25,175)
             Paid-in capital..................     230,244
                                                  --------
             NET ASSETS.......................    $198,379
                                                  ========

                                                   VALUE
                                                   (000)
----------------------------------------------------------
             PRIMARY A SHARES:
             Net asset value, offering and
               redemption price per share
               ($170,513,507 / 17,787,206
               shares outstanding)............       $9.59
                                                  ========
             PRIMARY B SHARES:
             Net asset value, offering and
               redemption price per share
               ($310,241 / 32,314 shares
               outstanding)...................       $9.60
                                                  ========
             INVESTOR A SHARES:
             Net asset value and redemption
               price per share
               ($6,050,100 / 629,621 shares
               outstanding)...................       $9.61
                                                  ========
             Maximum sales charge.............       5.75%
             Maximum offering price per
               share..........................      $10.20
             INVESTOR B SHARES:
             Net asset value and offering
               price per share+
               ($18,958,142 / 1,974,416 shares
               outstanding)...................       $9.60
                                                  ========
             INVESTOR C SHARES:
             Net asset value and offering
               price per share+
               ($2,547,204 / 263,011 shares
               outstanding)...................       $9.68
                                                  ========

---------------

* Federal Income Tax Information: Net unrealized depreciation of $25,175 on investment securities was comprised of gross appreciation of $3,257 and gross depreciation of $28,432 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $223,196.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS
Nations LifeGoal Income and Growth Portfolio
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
----------------------------------------------------------
           INVESTMENT COMPANY SECURITIES -- 99.6%
 139,578   Nations Blue Chip Fund..............    $ 3,322
 993,444   Nations Bond Fund...................      9,816
 193,141   Nations High Yield Bond Fund........      1,622
 110,610   Nations International Value Fund....      1,638
1,146,175  Nations Short-Term Income Fund......     11,428
  80,870   Nations Small Company Fund..........        996
 389,595   Nations Value Fund..................      4,001
                                                   -------
           TOTAL INVESTMENTS
           (Cost $34,155*)..............   99.6%    32,823
                                                   -------
           OTHER ASSETS AND
             LIABILITIES (NET)..........    0.4%
           Receivable for Fund shares sold.....    $   150
           Dividends receivable................         86
           Payable for Fund shares redeemed....        (52)
           Investment advisory fee payable.....        (20)
           Shareholder servicing and
             distribution fees payable.........        (24)
           Distributions payable...............        (15)
                                                   -------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET).................        125
                                                   -------
           NET ASSETS...................  100.0%   $32,948
                                                   =======
           NET ASSETS CONSIST OF:
           Undistributed net investment
             income............................    $    75
           Accumulated net realized loss on
             investments sold..................       (380)
           Net unrealized depreciation of
             investments.......................     (1,332)
           Paid-in capital.....................     34,585
                                                   -------
           NET ASSETS..........................    $32,948
                                                   =======


                                                    VALUE
----------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and
             redemption price per share
             ($21,120,758 / 2,099,618 shares
             outstanding)......................    $ 10.06
                                                   =======
           INVESTOR A SHARES:
           Net asset value and redemption price
             per share ($2,495,138 / 246,525
             shares outstanding)...............    $ 10.12
                                                   =======
           Maximum sales charge................      5.75%
           Maximum offering price per share....    $ 10.74
           INVESTOR B SHARES:
           Net asset value and offering price
             per share+ ($8,209,368 / 810,806
             shares outstanding)...............    $ 10.12
                                                   =======
           INVESTOR C SHARES:
           Net asset value and offering price
             per share+ ($1,122,784 / 111,346
             shares outstanding)...............    $ 10.08
                                                   =======

---------------

* Federal Income Tax Information: Net unrealized depreciation of $1,332 on investment securities was comprised of gross appreciation of $533 and gross depreciation of $1,865 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $34,155.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 2001

                                                                                      LIFEGOAL           LIFEGOAL
                                                                   LIFEGOAL           BALANCED          INCOME AND
                                                                    GROWTH             GROWTH             GROWTH
                                                                  PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                -------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends...................................................    $          114     $        3,954     $          681
                                                                --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................               127                269                 37
Shareholder servicing and distribution fees:
  Primary B Shares..........................................                --*                 2                 --
  Investor A Shares.........................................                15                  7                  2
  Investor B Shares.........................................                97                 86                 36
  Investor C Shares.........................................                13                 11                  6
                                                                --------------     --------------     --------------
    Total expenses..........................................               252                375                 81
Fees waived by distributor..................................                --*                (1)                --
                                                                --------------     --------------     --------------
    Net expenses............................................               252                374                 81
                                                                --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................              (138)             3,580                600
                                                                --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................            (8,874)            (8,272)              (446)
Capital gains distributions received........................             2,089              2,680                219
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (6,808)            (8,088)              (870)
                                                                --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......           (13,593)           (13,680)            (1,097)
                                                                --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $      (13,731)    $      (10,100)    $         (497)
                                                                ==============     ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                 LIFEGOAL GROWTH               LIFEGOAL BALANCED               LIFEGOAL INCOME
                                                    PORTFOLIO                  GROWTH PORTFOLIO             AND GROWTH PORTFOLIO
                                            -------------------------      -------------------------      ------------------------
                                           SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                              ENDED                          ENDED                          ENDED
                                             9/30/01       YEAR ENDED       9/30/01       YEAR ENDED       9/30/01       YEAR ENDED
                                           (UNAUDITED)       3/31/01      (UNAUDITED)       3/31/01      (UNAUDITED)       3/31/01
                                               --------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)...........    $      (138)    $       486    $     3,580     $     6,447    $       600     $      653
Net realized gain/(loss) on
  investments..........................         (8,874)         (1,957)        (8,272)            825           (446)           (16)
Capital gain distributions received....          2,089           6,171          2,680           6,608            219            354
Net change in unrealized appreciation/
  (depreciation) of investments........         (6,808)        (22,379)        (8,088)        (18,977)          (870)          (535)
                                           -----------     -----------    -----------     -----------    -----------     -----------
Net increase/(decrease) in net assets
  resulting from operations............        (13,731)        (17,679)       (10,100)         (5,097)          (497)           456
Distributions to shareholders from net
  investment income:
  Primary A Shares.....................             --            (286)        (2,894)         (5,582)          (362)          (375)
  Primary B Shares.....................             --              --*            (4)            (11)            --             --
  Investor A Shares....................             --             (28)           (85)           (110)           (35)           (43)
  Investor B Shares....................             --              (8)          (208)           (323)          (105)          (167)
  Investor C Shares....................             --              (2)           (27)            (52)           (15)           (38)
Distributions to shareholders in excess
  of net investment income:
  Primary A Shares.....................             --              --             --              --             --             --
  Primary B Shares.....................             --              --             --              --             --             --
  Investor A Shares....................             --              --             --              --             --             --
  Investor B Shares....................             --              --             --              --             --             --
  Investor C Shares....................             --              --             --              --             --             --
Distributions to shareholders from net
  realized gain on investments:
  Primary A Shares.....................             --          (6,724)        (1,971)         (6,766)           (73)          (184)
  Primary B Shares.....................             --              (2)            (3)            (27)            --             --
  Investor A Shares....................             --          (1,133)           (52)           (214)            (7)           (20)
  Investor B Shares....................             --          (2,001)          (162)           (838)           (28)          (100)
  Investor C Shares....................             --            (390)           (19)           (162)            (5)           (25)
Net increase/(decrease) in net assets
  from Portfolio share transactions....         10,239          91,185           (861)        206,120         10,849         12,704
                                           -----------     -----------    -----------     -----------    -----------     -----------
Net increase/(decrease) in net
  assets...............................         (3,492)         62,932        (16,386)        186,938          9,722         12,208
NET ASSETS:
Beginning of period....................         93,190          30,258        214,765          27,827         23,226         11,018
                                           -----------     -----------    -----------     -----------    -----------     -----------
End of period..........................    $    89,698     $    93,190    $   198,379     $   214,765    $    32,948     $   23,226
                                           ===========     ===========    ===========     ===========    ===========     ===========
Undistributed net investment
  income/(loss)/ (distributions in
  excess of net investment income) at
  end of period........................    $      (138)    $        --    $       362     $        --    $        75     $       (8)
                                           ===========     ===========    ===========     ===========    ===========     ===========

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                      LIFEGOAL GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     857    $  9,162       6,685    $ 87,435
  Issued as reinvestment of dividends.......................      --          --         563       6,954
  Redeemed..................................................  (1,013)    (10,591)     (1,829)    (23,073)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (156)   $ (1,429)      5,419    $ 71,316
                                                              ======    ========      ======    ========
PRIMARY B SHARES:
  Sold......................................................      --    $     --          --    $     --*
  Issued as reinvestment of dividends.......................      --          --          --*          2
  Redeemed..................................................      --          --          --          --*
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --    $     --          --*   $      2
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     447    $  4,723         648    $  8,025
  Issued as reinvestment of dividends.......................      --          --          93       1,157
  Redeemed..................................................    (112)     (1,122)        (97)     (1,198)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     335    $  3,601         644    $  7,984
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     876    $  9,160         850    $ 10,251
  Issued as reinvestment of dividends.......................      --          --         154       1,913
  Redeemed..................................................    (174)     (1,736)       (147)     (1,832)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     702    $  7,424         857    $ 10,332
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     106    $  1,106         140    $  1,774
  Issued as reinvestment of dividends.......................      --          --          32         390
  Redeemed..................................................     (45)       (463)        (53)       (611)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      61    $    643         119    $  1,553
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     942    $ 10,239       7,039    $ 91,185
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                     LIFEGOAL BALANCED GROWTH PORTFOLIO
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001             YEAR ENDED
                                                                  (UNAUDITED)               MARCH 31, 2001
                                                              --------------------      ----------------------
                                                              SHARES      DOLLARS       SHARES        DOLLARS
                                                              ------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     641      $  6,665       28,132      $ 315,776
  Issued as reinvestment of dividends.......................     476         4,863        1,132         12,345
  Redeemed..................................................  (2,193)      (22,542)     (11,515)      (129,863)
                                                              ------      --------      -------      ---------
  Net increase/(decrease)...................................  (1,076)     $(11,014)      17,749      $ 198,258
                                                              ======      ========      =======      =========
PRIMARY B SHARES:
  Sold......................................................      --      $     --            1      $      13
  Issued as reinvestment of dividends.......................       1             8            4             39
  Redeemed..................................................      --            --           --             --*
                                                              ------      --------      -------      ---------
  Net increase/(decrease)...................................       1      $      8            5      $      52
                                                              ======      ========      =======      =========
INVESTOR A SHARES:
  Sold......................................................     241      $  2,493          253      $   2,806
  Issued as reinvestment of dividends.......................      13           133           29            322
  Redeemed..................................................     (40)         (408)         (58)          (640)
                                                              ------      --------      -------      ---------
  Net increase/(decrease)...................................     214      $  2,218          224      $   2,488
                                                              ======      ========      =======      =========
INVESTOR B SHARES:
  Sold......................................................     771      $  7,972          610      $   6,711
  Issued as reinvestment of dividends.......................      32           328           95          1,044
  Redeemed..................................................    (150)       (1,512)        (199)        (2,234)
                                                              ------      --------      -------      ---------
  Net increase/(decrease)...................................     653      $  6,788          506      $   5,521
                                                              ======      ========      =======      =========
INVESTOR C SHARES:
  Sold......................................................     122      $  1,277          105      $   1,178
  Issued as reinvestment of dividends.......................       4            45           19            214
  Redeemed..................................................     (18)         (183)        (143)        (1,591)
                                                              ------      --------      -------      ---------
  Net increase/(decrease)...................................     108      $  1,139          (19)     $    (199)
                                                              ======      ========      =======      =========
  Total net increase/(decrease).............................    (100)     $   (861)      18,465      $ 206,120
                                                              ======      ========      =======      =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                  LIFEGOAL INCOME AND GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2001
                                                              -------------------      -------------------
                                                              SHARES      DOLLARS      SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    786       $ 8,227      1,199       $12,697
  Issued as reinvestment of dividends.......................     43           435         53           559
  Redeemed..................................................   (205)       (2,100)      (222)       (2,375)
                                                              -----       -------      -----       -------
  Net increase/(decrease)...................................    624       $ 6,562      1,030       $10,881
                                                              =====       =======      =====       =======
INVESTOR A SHARES:
  Sold......................................................    136       $ 1,428        101       $ 1,082
  Issued as reinvestment of dividends.......................      4            40          6            59
  Redeemed..................................................    (36)         (381)       (38)         (411)
                                                              -----       -------      -----       -------
  Net increase/(decrease)...................................    104       $ 1,087         69       $   730
                                                              =====       =======      =====       =======
INVESTOR B SHARES:
  Sold......................................................    359       $ 3,769        178       $ 1,890
  Issued as reinvestment of dividends.......................     10           103         20           204
  Redeemed..................................................    (75)         (777)      (116)       (1,233)
                                                              -----       -------      -----       -------
  Net increase/(decrease)...................................    294       $ 3,095         82       $   861
                                                              =====       =======      =====       =======
INVESTOR C SHARES:
  Sold......................................................     44       $   456         56       $   601
  Issued as reinvestment of dividends.......................      2            20          6            63
  Redeemed..................................................    (35)         (371)       (41)         (432)
                                                              -----       -------      -----       -------
  Net increase/(decrease)...................................     11       $   105         21       $   232
                                                              =====       =======      =====       =======
  Total net increase/(decrease).............................  1,033       $10,849      1,202       $12,704
                                                              =====       =======      =====       =======

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

                     [This page intentionally left blank.]

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                                                                NET INCREASE/
                                                               NET REALIZED       (DECREASE)
                               NET ASSET                           AND          IN NET ASSETS     DISTRIBUTIONS    DISTRIBUTIONS
                                 VALUE            NET           UNREALIZED      RESULTING FROM      FROM NET        IN EXCESS OF
                               BEGINNING      INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT      NET INVESTMENT
                               OF PERIOD*    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME            INCOME
                               --------------------------------------------------------------------------------------------------
LIFEGOAL GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)..............      $10.38         $ 0.00##          $(1.31)           $(1.31)          $   --            $   --
Year ended 3/31/2001.......       15.50           0.09             (2.29)            (2.20)           (0.07)               --
Year ended 3/31/2000#......       12.15           0.04              3.88              3.92               --             (0.18)
Year ended 3/31/1999.......       12.49           0.04              0.31              0.35               --             (0.09)
Year ended 3/31/1998#......       10.15           0.08              2.87              2.95            (0.01)            (0.39)
Period ended 3/31/1997*....       10.06           0.12              0.09              0.21            (0.12)               --
PRIMARY B SHARES
Six months ended 9/30/2001#
  (unaudited)..............      $10.36         $(0.03)           $(1.31)           $(1.34)          $   --            $   --
Year ended 3/31/2001.......       15.43           0.11             (2.31)            (2.20)           (0.02)               --
Year ended 3/31/2000#......       12.14          (0.02)             3.86              3.84               --             (0.16)
Year ended 3/31/1999.......       12.49           0.00              0.30              0.30               --             (0.05)
Period ended
  3/31/1998#**.............       12.25           0.01              0.70              0.71            (0.01)            (0.25)
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)..............      $10.39         $(0.01)           $(1.31)           $(1.32)          $   --            $   --
Year ended 3/31/2001.......       15.48           0.07             (2.26)            (2.19)           (0.05)               --
Year ended 3/31/2000#......       12.16           0.01              3.87              3.88               --             (0.17)
Year ended 3/31/1999.......       12.50           0.04              0.30              0.34               --             (0.08)
Year ended 3/31/1998#......       10.15           0.05              2.89              2.94            (0.01)            (0.37)
Period ended 3/31/1997*....       10.06           0.12              0.09              0.21            (0.12)               --
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited)..............      $10.23         $(0.05)           $(1.29)           $(1.34)          $   --            $   --
Year ended 3/31/2001.......       15.35           0.02             (2.28)            (2.26)           (0.01)               --
Year ended 3/31/2000#......       12.13          (0.08)             3.84              3.76               --             (0.15)
Year ended 3/31/1999.......       12.49          (0.06)             0.31              0.25               --             (0.01)
Period ended
  3/31/1998#**.............       11.98          (0.02)             0.99              0.97            (0.01)            (0.24)
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)..............      $10.18         $(0.05)           $(1.29)           $(1.34)          $   --            $   --
Year ended 3/31/2001.......       15.30           0.03             (2.29)            (2.26)           (0.01)               --
Year ended 3/31/2000#......       12.09          (0.08)             3.83              3.75               --             (0.15)
Year ended 3/31/1999.......       12.46          (0.05)             0.30              0.25               --             (0.02)
Year ended 3/31/1998#......       10.15           0.02              2.89              2.87            (0.01)            (0.34)
Period ended 3/31/1997*....       10.06           0.11              0.09              0.20            (0.11)               --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

  * LifeGoal Growth Portfolio Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

 ** LifeGoal Growth Portfolio Primary B and Investor B Shares commenced investment operations on September 19, 1997 and August 12, 1997, respectively.

  # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVERS
                                                                                                                     AND/OR EXPENSE
                                                                                                                     REIMBURSEMENTS
                                                                                                                     ---------------
                                                                          RATIO OF         RATIO OF                     RATIO OF
DISTRIBUTIONS                     NET ASSET                NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
  FROM NET                          VALUE                    END OF      EXPENSES TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL          END OF        TOTAL       PERIOD        AVERAGE        TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS      PERIOD       RETURN++     (000)      NET ASSETS+++     NET ASSETS       RATE       NET ASSETS+++
------------------------------------------------------------------------------------------------------------------------------------
       --
   $               $   --          $ 9.07        (12.72)%   $56,658         0.25%+          (0.03)%+          8%          0.25%+
    (2.85)          (2.92)          10.38        (16.52)     66,504         0.25             0.81            58           0.25
    (0.39)          (0.57)          15.50         32.94      15,265         0.25             0.34           161             --
    (0.60)          (0.69)          12.15          3.04       4,291         0.25             0.46           159             --
    (0.21)          (0.61)          12.49         29.80         289         0.25             0.65            69             --
       --           (0.12)          10.15          2.10         929         0.25+            1.11+           25             --
       --
   $               $   --          $ 9.02        (12.93)%   $     6         0.75%+          (0.53)%+          8%          0.85%+
    (2.85)          (2.87)          10.36        (16.64)          7         0.75             0.31            58           0.85
    (0.39)          (0.55)          15.43         32.40           9         0.75            (0.16)          161             --
    (0.60)          (0.65)          12.14          2.58           7         0.75            (0.04)          159             --
    (0.21)          (0.47)          12.49          6.24           6         0.75+            0.15+           69             --
       --
   $               $   --          $ 9.07        (12.80)%   $11,522         0.50%+          (0.28)%+          8%          0.50%+
    (2.85)          (2.90)          10.39        (16.50)      9,728         0.50             0.56            58           0.50
    (0.39)          (0.56)          15.48         32.67       4,528         0.50             0.09           161             --
    (0.60)          (0.68)          12.16          2.87       3,404         0.50             0.21           159             --
    (0.21)          (0.59)          12.50         29.68       1,526         0.50             0.40            69             --
       --           (0.12)          10.15          2.05         681         0.50+            0.86+           25             --
       --
   $               $   --          $ 8.89        (13.10)%   $19,061         1.25%+          (1.03)%+          8%          1.25%+
    (2.85)          (2.86)          10.23        (17.18)     14,753         1.25            (0.19)           58           1.25
    (0.39)          (0.54)          15.35         31.68       8,972         1.25            (0.66)          161             --
    (0.60)          (0.61)          12.13          2.14       8,531         1.25            (0.54)          159             --
    (0.21)          (0.46)          12.49          8.55       5,829         1.25+           (0.35)+          69             --
       --
   $               $   --          $ 8.84        (13.16)%   $ 2,451         1.25%+          (1.03)%+          8%          1.25%+
    (2.85)          (2.86)          10.18        (17.18)      2,198         1.25            (0.19)           58           1.25
    (0.39)          (0.54)          15.30         31.65       1,485         1.25            (0.66)          161             --
    (0.60)          (0.62)          12.09          2.07         473         1.25            (0.54)          159             --
    (0.21)          (0.56)          12.46         28.89         342         1.09            (0.19)           69             --
       --           (0.11)          10.15          2.01          82         0.75+            0.61+           25             --

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                NET INCREASE/
                                                                                  (DECREASE)
                                NET ASSET                      NET REALIZED     IN NET ASSETS     DISTRIBUTIONS    DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET        IN EXCESS OF
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT      NET INVESTMENT
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME            INCOME
                                -------------------------------------------------------------------------------------------------
LIFEGOAL BALANCED GROWTH
  PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)...............     $10.33          $0.18            $(0.65)           $(0.47)          $(0.16)           $   --
Year ended 3/31/2001........      11.97           0.44             (0.71)            (0.27)           (0.42)               --
Year ended 3/31/2000#.......      10.80           0.36              1.54              1.90            (0.40)            (0.04)
Year ended 3/31/1999........      10.92           0.26              0.23              0.49            (0.28)               --
Year ended 3/31/1998#.......       9.95           0.33              1.74              2.07            (0.28)            (0.32)
Period ended 3/31/1997*.....      10.05           0.19             (0.10)             0.09            (0.19)               --
PRIMARY B SHARES
Six months ended 9/30/2001#
  (unaudited)...............     $10.34          $0.15            $(0.64)           $(0.49)          $(0.14)           $   --
Year ended 3/31/2001........      11.99           0.37             (0.70)            (0.33)           (0.37)               --
Year ended 3/31/2000#.......      10.82           0.32              1.52              1.84            (0.34)            (0.04)
Year ended 3/31/1999........      10.94           0.23              0.20              0.43            (0.22)               --
Period ended 3/31/1998#**...      10.95           0.16              0.77              0.93            (0.20)            (0.24)
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)...............     $10.35          $0.16            $(0.64)           $(0.48)          $(0.15)           $   --
Year ended 3/31/2001........      11.99           0.40             (0.69)            (0.29)           (0.40)               --
Year ended 3/31/2000#.......      10.82           0.34              1.53              1.87            (0.37)            (0.04)
Year ended 3/31/1999........      10.94           0.25              0.21              0.46            (0.25)               --
Year ended 3/31/1998#.......       9.95           0.28              1.79              2.07            (0.27)            (0.31)
Period ended 3/31/1997*.....      10.05           0.19             (0.10)             0.09            (0.19)               --
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited)...............     $10.35          $0.13            $(0.65)           $(0.52)          $(0.12)           $   --
Year ended 3/31/2001........      12.00           0.32             (0.70)            (0.38)           (0.32)               --
Year ended 3/31/2000#.......      10.82           0.26              1.54              1.80            (0.29)            (0.04)
Year ended 3/31/1999........      10.92           0.17              0.22              0.39            (0.16)               --
Period ended 3/31/1998#**...      10.88           0.11              0.87              0.98            (0.20)            (0.24)
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)...............     $10.44          $0.13            $(0.66)           $(0.53)          $(0.12)           $   --
Year ended 3/31/2001........      12.09           0.34             (0.73)            (0.39)           (0.31)               --
Year ended 3/31/2000#.......      10.92           0.26              1.55              1.81            (0.31)            (0.04)
Year ended 3/31/1999........      10.92           0.20              0.26              0.46            (0.13)               --
Year ended 3/31/1998#.......       9.95           0.23              1.78              2.01            (0.25)            (0.29)
Period ended 3/31/1997*.....      10.05           0.19             (0.10)             0.09            (0.19)               --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

  * LifeGoal Balanced Growth Portfolio Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

 ** LifeGoal Balanced Growth Portfolio Primary B and Investor B Shares commenced investment operations on August 4, and August 13, 1997, respectively.

  # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVERS
                                                                                                                     AND/OR EXPENSE
                                                                                                                     REIMBURSEMENTS
                                                                                                                     ---------------
                                                                          RATIO OF         RATIO OF                     RATIO OF
DISTRIBUTIONS                     NET ASSET                NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
  FROM NET                          VALUE                    END OF      EXPENSES TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL          END OF        TOTAL       PERIOD        AVERAGE        TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS      PERIOD       RETURN++     (000)      NET ASSETS+++     NET ASSETS       RATE       NET ASSETS+++
------------------------------------------------------------------------------------------------------------------------------------
   $(0.11)         $(0.27)         $ 9.59        (4.90)%    $170,514        0.25%+           3.42%+          85%          0.25%+
    (0.95)          (1.37)          10.33        (2.39)      194,842        0.25             3.69           106           0.25
    (0.29)          (0.73)          11.97        18.34        13,325        0.25             3.37           124             --
    (0.33)          (0.61)          10.80         4.77        14,844        0.25             2.77           121             --
    (0.50)          (1.10)          10.92        21.74           103        0.25             2.87            94             --
       --           (0.19)           9.95         0.90         2,114        0.25+            3.94+            1             --
   $(0.11)         $(0.25)         $ 9.60        (5.13)%    $    310        0.75%+           2.92%+          85%          0.85%+
    (0.95)          (1.32)          10.34        (2.85)          326        0.75             3.19           106           0.85
    (0.29)          (0.67)          11.99        17.73           322        0.75             2.87           124             --
    (0.33)          (0.55)          10.82         4.15           276        0.75             2.27           121             --
    (0.50)          (0.94)          10.94         9.24            26        0.75+            2.37+           94             --
   $(0.11)         $(0.26)         $ 9.61        (5.00)%    $  6,050        0.50%+           3.17%+          85%          0.50%+
    (0.95)          (1.35)          10.35        (2.61)        4,308        0.50             3.44           106           0.50
    (0.29)          (0.70)          11.99        18.03         2,298        0.50             3.12           124             --
    (0.33)          (0.58)          10.82         4.44         1,308        0.50             2.52           121             --
    (0.50)          (1.08)          10.94        21.76           489        0.50             2.62            94             --
       --           (0.19)           9.95         0.86            94        0.50+            3.69+            1             --
   $(0.11)         $(0.23)         $ 9.60        (5.33)%    $ 18,958        1.25%+           2.42%+          85%          1.25%+
    (0.95)          (1.27)          10.35        (3.37)       13,676        1.25             2.69           106           1.25
    (0.29)          (0.62)          12.00        17.26         9,789        1.25             2.37           124             --
    (0.33)          (0.49)          10.82         3.78         8,925        1.25             1.77           121             --
    (0.50)          (0.94)          10.92         9.70         4,917        1.25+            1.87+           94             --
   $(0.11)         $(0.23)         $ 9.68        (5.38)%    $  2,547        1.25%+           2.42%+          85%          1.25%+
    (0.95)          (1.26)          10.44        (3.43)        1,613        1.25             2.69           106           1.25
    (0.29)          (0.64)          12.09        17.22         2,092        1.25             2.37           124             --
    (0.33)          (0.46)          10.92         4.43           266        1.25             1.77           121             --
    (0.50)          (1.04)          10.92        21.10           737        1.09             2.03            94             --
       --           (0.19)           9.95         0.85            18        0.75+            3.44+            1             --

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                NET INCREASE/
                                                                                (DECREASE) IN
                                NET ASSET                      NET REALIZED       NET ASSETS      DISTRIBUTIONS    DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET        IN EXCESS OF
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT      NET INVESTMENT
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME            INCOME
                                -------------------------------------------------------------------------------------------------
LIFEGOAL INCOME AND GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)...............     $10.37          $0.23            $(0.31)           $(0.08)          $(0.19)           $   --
Year ended 3/31/2001#.......      10.63           0.52             (0.04)             0.48            (0.50)               --
Year ended 3/31/2000#.......      10.86           0.49              0.02              0.51            (0.51)               --
Year ended 3/31/1999........      10.70           0.35              0.37              0.72            (0.36)               --
Year ended 3/31/1998#.......       9.97           0.43              0.89              1.32            (0.40)            (0.12)
Period ended 3/31/1997*.....      10.03           0.32             (0.06)             0.26            (0.32)               --
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)...............     $10.43          $0.22            $(0.32)           $(0.10)          $(0.17)           $   --
Year ended 3/31/2001#.......      10.69           0.51             (0.06)             0.45            (0.47)               --
Year ended 3/31/2000#.......      10.89           0.48              0.03              0.51            (0.48)               --
Year ended 3/31/1999........      10.71           0.36              0.35              0.71            (0.33)               --
Year ended 3/31/1998#.......       9.97           0.41              0.89              1.30            (0.38)            (0.11)
Period ended 3/31/1997*.....      10.03           0.31             (0.06)             0.25            (0.31)               --
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited)...............     $10.44          $0.18            $(0.32)           $(0.14)          $(0.14)           $   --
Year ended 3/31/2001#.......      10.70           0.43             (0.06)             0.37            (0.39)               --
Year ended 3/31/2000#.......      10.89           0.41              0.03              0.44            (0.40)               --
Year ended 3/31/1999........      10.70           0.28              0.35              0.63            (0.24)               --
Period ended 3/31/1998#**...      10.51           0.19              0.36              0.55            (0.22)            (0.07)
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)...............     $10.40          $0.18            $(0.32)           $(0.14)          $(0.14)           $   --
Year ended 3/31/2001#.......      10.67           0.43             (0.07)             0.36            (0.39)               --
Year ended 3/31/2000#.......      10.90           0.40              0.03              0.43            (0.43)               --
Year ended 3/31/1999........      10.70           0.31              0.31              0.62            (0.22)               --
Year ended 3/31/1998#.......       9.97           0.36              0.89              1.25            (0.35)            (0.10)
Period ended 3/31/1997*.....      10.03           0.31             (0.06)             0.25            (0.31)               --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

  * LifeGoal Income and Growth Portfolio Primary A, Investor A and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

 ** LifeGoal Income and Growth Portfolio Investor B Shares commenced investment operations on August 7, 1997.

  # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

                                                                         RATIO OF        RATIO OF
DISTRIBUTIONS                                              NET ASSETS    OPERATING    NET INVESTMENT
  FROM NET                        NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO
  REALIZED          TOTAL           VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       ASSETS+++      NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
   $(0.04)         $(0.23)         $10.06        (1.20)%    $21,121        0.25%+          4.41%+          24%
    (0.24)          (0.74)          10.37          4.60      15,297        0.25            5.05            35
    (0.23)          (0.74)          10.63          4.91       4,736        0.25            4.78            96
    (0.20)          (0.56)          10.86          6.98       8,489        0.25            3.99           107
    (0.07)          (0.59)          10.70         13.56         476        0.25            4.17            64
       --           (0.32)           9.97          2.59         223       0.25+           6.34+             2
   $(0.04)         $(0.21)         $10.12        (1.21)%    $ 2,495        0.50%+          4.16%+          24%
    (0.24)          (0.71)          10.43          4.33       1,487        0.50            4.80            35
    (0.23)          (0.71)          10.69          4.93         789        0.50            4.53            96
    (0.20)          (0.53)          10.89          6.92       1,347        0.50            3.74           107
    (0.07)          (0.56)          10.71         13.38         126        0.50            3.92            64
       --           (0.31)           9.97          2.54         131       0.50+           6.09+             2
   $(0.04)         $(0.18)         $10.12        (1.64)%    $ 8,209        1.25%+          3.41%+          24%
    (0.24)          (0.63)          10.44          3.55       5,391        1.25            4.05            35
    (0.23)          (0.63)          10.70          4.25       4,645        1.25            3.78            96
    (0.20)          (0.44)          10.89          6.16       4,806        1.25            2.99           107
    (0.07)          (0.36)          10.70          5.33       1,212       1.25+           3.17+            64
   $(0.04)         $(0.18)         $10.08        (1.66)%    $ 1,123        1.25%+          3.41%+          24%
    (0.24)          (0.63)          10.40          3.50       1,051        1.25            4.05            35
    (0.23)          (0.66)          10.67          4.11         848        1.25            3.78            96
    (0.20)          (0.42)          10.90          6.02         100        1.25            2.99           107
    (0.07)          (0.52)          10.70         12.83          87        1.09            3.33            64
       --           (0.31)           9.97          2.54           1       0.75+           5.84+             2

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2001, Funds Trust offered fifteen separate Portfolios. These financial statements pertain only to the LifeGoal Portfolios of Funds Trust:
LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios invest in Primary A Shares of other Nations Funds (the "Underlying Funds") distributed by Stephens Inc. ("Stephens") and advised by Banc of America Advisors, LLC ("BA Advisors"). The Portfolios currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

On October 15, 1996, the Portfolios began offering their shares to the public. On October 2, 1996, Stephens, the Portfolio's distributor, made an initial capital investment into each Portfolio, which was in turn invested into the Underlying Funds. The operating results from October 2, 1996 through October 14, 1996 are reflected in the beginning net asset value reported in the Financial highlights.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Investments in the Underlying Funds are valued at the net asset value of each Primary A Share of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Distributions from the Underlying Funds are recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class. In addition, the Portfolios indirectly bear their pro rata share of expenses of the Underlying Funds.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, CO-ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BA Advisors, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Portfolios. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.25% of each Portfolio's average daily net assets and has voluntarily agreed to bear any and all fees

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

and expenses of the Portfolios (other than the investment advisory fee payable under the Investment Advisory Agreement, taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees).

Funds Trust, on behalf of the Portfolios, has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.05% of each Portfolio's average daily net assets.

Stephens and BA Advisors serve as co-administrators of Funds Trust. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BA Advisors. Stephens and BA Advisors receive no compensation for their services as co-administrators from the Portfolios.

Bank of America serves as custodian of Funds Trust's assets.

BA Advisors may, from time to time, voluntarily reduce its fee payable by each Portfolio. For the six months ended September 30, 2001, BA Advisors did not waive any fees.

PFPC Inc. ("PFPC") serves as the transfer agent for the Portfolios' shares. Bank of America serves as sub-transfer agent for the Portfolios' Primary A and Primary B Shares.

Stephens also serves as distributor of the Portfolios' shares. For the six months ended September 30, 2001, the Portfolios were informed that the distributor received $295,251 in front-end sales charges for sales of Investor A Shares and $81,289 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as a Director or Officer of Funds Trust.

A significant portion of each Portfolio's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted a shareholder administration plan for Primary B Shares of each Portfolio and shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Portfolio, and a combined distribution and shareholder servicing plan for the Investor A shares of each Portfolio. The administration plan permits the Portfolios to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The shareholder servicing plans permit the Portfolios to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolios to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Directors, and are charged as expenses of each Portfolio directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

At September 30, 2001, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                      CURRENT
                                        RATE
                                     (AFTER FEE    PLAN
                                      WAIVER)      LIMIT
                                     -------------------
Primary B Shareholder
  Administration Plan..............    0.50%       0.60%
Investor A Combined Shareholder
  Servicing and Distribution
  Plan.............................    0.25%       0.25%
Investor B and Investor C
  Shareholder Servicing Plans......    0.25%       0.25%
Investor B and Investor C
  Distribution Plans...............    0.75%       0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of the Underlying Funds for the six months ended September 30, 2001 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Growth..........................  $ 30,787     $ 18,559
Balanced Growth.................   201,943      202,370
Income and Growth...............    20,525        9,650

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

5.  CAPITAL STOCK

As of September 30, 2001, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declarations of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  RISK FACTORS OF THE PORTFOLIOS AND THE UNDERLYING FUNDS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until BA Advisors determines that it is appropriate to dispose of such securities.

The Officers and Directors of Funds Trust also serve as Officers and Trustees/Directors of the Underlying Funds. In addition, BA Advisors and BACAP are wholly-owned subsidiaries of Bank of America. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds a Portfolio invests in may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by BA Advisors. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. BA Advisors, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. BA Advisors may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolios and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

7.  CAPITAL LOSS CARRYFORWARD

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2001, the Income and Growth Portfolio elected to defer losses of $876 occurring between November 1, 2000 and March 31, 2001 under these rules.

8.  CHANGE OF REGISTERED INVESTMENT COMPANY

On June 8, 2001, the LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio, newly established portfolios of Funds Trust (the "Successor Portfolios"), acquired the assets and assumed the liabilities of their predecessor portfolios, which were series of Nations LifeGoal Funds, Inc. pursuant to a plan of reorganization approved by each predecessor portfolio's shareholders. The predecessor portfolios had the same name, investment objective and principal investment strategies as the Successor Portfolios. The acquisition was accomplished by a tax-free exchange of shares of the Successor Portfolios in an amount equal to the value of the outstanding shares of the predecessor portfolios. The financial statements of the Successor Portfolios reflect the historical financial results of the predecessor funds prior to the reorganizations.

                     [This page intentionally left blank.]

THE NATIONS FUNDS FAMILY OF FUNDS
The mutual fund family of Banc of America Capital Management

Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Blue Chip Fund
Nations Asset Allocation Fund
Nations Equity Income Fund

VALUE FUNDS
Nations Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

LIFEGLSAR (9/01)